CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
REVENUES
Revenues from mining operations	$ 491,767		$ 420,422
COSTS, EXPENSES AND OTHER INCOME
Production	224,091	[1]	230,053	[1]
Exploration and corporate development	9,418		8,571
Amortization of property, plant and mine development (note 5)	73,537		70,071
General and administrative (note 15)	27,239		37,320
Impairment loss on available-for-sale securities (note 8)			10,995
Interest expense (note 9)	15,935		13,916
Interest and sundry (income) expense	(417)		212
Gain on derivative financial instruments (note 10)	(3,328)		(2,982)
Gain on sale of available-for-sale securities (note 8)	(273)
Foreign currency translation (gain) loss	(8,340)		3,658
Income before income and mining taxes	153,905		48,608
Income and mining taxes expense	45,053		24,749
Net income for the period	108,852		23,859
Net income per share - basic (note 6)	$ 0.63		$ 0.14
Net income per share - diluted (note 6)	$ 0.62		$ 0.14
Cash dividends declared per common share	$ 0.08
COMPREHENSIVE INCOME
Net income for the period	108,852		23,859
Available-for-sale securities and other investments:
Unrealized gain (loss)	21,018		(173)
Reclassification to impairment loss on available-for-sale securities (note 8)			10,995
Reclassification to realized gain on sale of available-for-sale securities (note 8)	(273)
Derivative financial instruments:
Unrealized (loss) gain	(586)		81
Reclassification to production costs	545		10
Pension benefits:
Reclassification to general and administrative expense	165		131
Income tax recovery impact of reclassification items	(187)		(37)
Income tax expense (recovery) impact of other comprehensive income (loss) items	154		(19)
Other comprehensive income for the period	20,836		10,988
Comprehensive income for the period	$ 129,688		$ 34,847

[1]	Exclusive of amortization, which is shown seperately.